Derivative Instruments - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Net unrealized gains (losses) arising during the period	$ 43,600,000	$ (70,101,000)	$ (40,606,000)
Pre-tax income (loss)	(16,900,000)	(20,600,000)	(23,700,000)
Cash flow hedge loss to be reclassified	1,000,000
Cash flow hedge termination loss	4,000,000
Reclaim cash collateral	21,200,000	34,600,000
Obligation to return cash collateral	$ 4,600,000	4,600,000
Mortgage Derivatives
Derivative [Line Items]
Derivative, term of contract	90 days
Cash Flow Hedging
Derivative [Line Items]
Net unrealized gains (losses) arising during the period	$ 0	0	$ 0
Fair Value Hedges | Interest Rate Contracts | Long-term debt
Derivative [Line Items]
Hedged liability, discontinued fair value hedge		$ 198,400,000